497(e)
                                                                       333-60730
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 29, 2009 TO THE JUNE 8, 2009 PROSPECTUSES FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM) AND ACCUMULATOR(R) PLUS(SM)
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This supplement modifies certain information in each above-referenced
Prospectus and Statement of Additional Information dated June 8, 2009, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VI -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:


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State    Features and Benefits                                          Availability or Variation
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
OREGON   QP contracts                                                   Not Available

         See "How you can purchase and contribute to your               Additional contributions are not permitted to Accumulator(R)
         contract" in "Contract features and benefits"                  or Accumulator(R) Elite(SM) Inherited IRA contracts, even
                                                                        from properly titled sources.

         See "Lifetime required minimum distribution withdrawals"       The following replaces the third paragraph: We generally
         under "Withdrawing your account value" in "Accessing your      will not impose a withdrawal charge on minimum distribution
         money"                                                         withdrawals even if you are not enrolled in our automatic
                                                                        RMD service, except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum
                                                                        distribution withdrawals exceed the 10% free withdrawal
                                                                        amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our
                                                                        automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based
                                                                        solely on your contract's account value.

         See "Selecting an annuity payout option" under "Your           You can choose the date annuity payments begin,
         annuity payout options" in "Accessing your money"              but it may not be earlier than seven years from
                                                                        the Accumulator(R) contract issue date, four years
                                                                        from the Accumulator(R) Elite(SM) contract issue
                                                                        date, or nine years from the Accumulator(R)
                                                                        Plus(SM) contract issue date.

                                                                        No withdrawal charge is imposed if you select a non-life
                                                                        contingent period certain payout annuity.

                                                                        If the payout annuity benefit is based on the age or sex of the owner and/or annuitant, and that information is later
                                                                        found not to be correct, we will adjust the payout annuity benefit on the basis of the correct age or sex. We will
                                                                        adjust the number or amount of payout annuity benefit
                                                                        payments, or any amount of the payout annuity benefit
                                                                        payments, or any amount used to provide the payout annuity benefit, or any combination of these approaches. If we have overpaid you, we will charge that overpayment against future payments, while if we have underpaid you, we will add
                                                                        additional amounts to future payments. Our liability will be limited to the correct information and the actual amounts
                                                                        used to provide the benefits.
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



IM-09-58 (6/09)
9.0/NB                                                 Catalog No. 142501 (6/09)
                                                                          x02704
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
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State           Features and Benefits                                       Availability or Variation
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
OREGON          See "Disability, terminal illness, or confinement to        Items (i) and (iii) under this section are deleted in
(CONTINUED)     nursing home" under "Withdrawal charge" in "Charges         their entirety.
                and expenses"

                See "Your beneficiary and payment of benefit" in            The following replaces the fourth paragraph:
                "Payment of death benefit"
                                                                            If the age of any person upon whose life an optional
                                                                            Guaranteed minimum death benefit depends has been
                                                                            misstated, any benefits will be those which would have
                                                                            been purchased at the correct age. Therefore, if an
                                                                            optional Guaranteed minimum death benefit rider was
                                                                            elected by such person, the optional Guaranteed minimum
                                                                            death benefit rider will be adjusted based on the
                                                                            correct age.

                See "Transfers of ownership, collateral assignments,        Collateral assignments are not limited to the period
                loans and borrowing" in "More information"                  prior to the first contract date anniversary. You may
                                                                            assign all or a portion of the value of your NQ contract
                                                                            at any time, pursuant to the terms described in this
                                                                            Prospectus.
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








 Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R), Accumulator(R) Plus(SM)
        and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                          1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

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